Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 26, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants long-term equity awards annually on a predetermined schedule. The awards are approved on the day of the annual February Board of Directors meeting, with a grant date of the Monday following the meeting. The grant date is approximately three to four weeks following the public disclosure of the Company’s year-end financial results. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
From time to time, the Compensation Committee may make off-cycle grants to officers to recognize mid-year promotions or other circumstances. Officers who join the Company after February in a given year may be granted equity awards following their start date.
The number of shares to be covered by a performance-based or time-based equity grant is the closing price of our Common Shares on the NYSE on the grant date. For option grants, the option exercise price is the closing price of our Common Shares on the grant date. To determine the number of shares for an option award, we use a notional Black-Scholes option value of 25% of the stock price, calculated in each case at the time that we granted the option.
One of our NEOs was granted stock options in February 2024 as part of the regularly scheduled annual equity award grant. The grant date was one business day following the filing of our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. Please see the “Grants of Plan-Based Awards” section of this proxy statement for additional tabular information with respect to this stock option grant.
As described above and in “Compensation Discussion & Analysis — Compensation Governance Practices and Policies — Equity Award Grants: Timing and Pricing”, one of our NEOs was granted stock options one business day following the date we filed our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (the 2023 10-K). The award was part of the regularly scheduled annual equity award grant to the NEOs and other eligible employees for prior year performance. In accordance with SEC regulations, the following table provides certain information about the February 2024 stock option award granted to this NEO. None of the other NEOs received a stock option award in 2024.
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information1

Juan Luis Ortega	February 26, 2024	9,811	$254.84	$714,045	(0.46)%
1
The 2023 10-K was filed with the SEC after market close and completion of the trading day on February 23, 2024. The percentage change presented is therefore the difference between the closing price on February 23, 2024 and the closing price on February 26, 2024, the grant date. The references to material non-public information in the column heading conform to the heading set forth in the applicable SEC regulation and should therefore not be interpreted to mean that the 2023 10-K included material non-public information that was not previously publicly disclosed.

Award Timing Method	The awards are approved on the day of the annual February Board of Directors meeting, with a grant date of the Monday following the meeting. The grant date is approximately three to four weeks following the public disclosure of the Company’s year-end financial results. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information1

Juan Luis Ortega	February 26, 2024	9,811	$254.84	$714,045	(0.46)%
1
The 2023 10-K was filed with the SEC after market close and completion of the trading day on February 23, 2024. The percentage change presented is therefore the difference between the closing price on February 23, 2024 and the closing price on February 26, 2024, the grant date. The references to material non-public information in the column heading conform to the heading set forth in the applicable SEC regulation and should therefore not be interpreted to mean that the 2023 10-K included material non-public information that was not previously publicly disclosed.

Juan Luis Ortega [Member]
Awards Close in Time to MNPI Disclosures
Name		Juan Luis Ortega
Underlying Securities		9,811
Exercise Price | $ / shares		$ 254.84
Fair Value as of Grant Date | $		$ 714,045
Underlying Security Market Price Change		(0.46)